Intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Intangible Assets

	Professional Services Agreements	Patents	Total

Cost

Balance as at January 1, 2016	$94,416,692	$532,598	$94,949,290

Additions through business combinations (note 4)	61,218,456	-	61,218,456

Balance as at December 31, 2016	155,635,148	532,598	156,167,746

Additions through business combinations (note 4)	59,798,340	-	59,798,340

Impairment	(6,653,015)	-	(6,653,015)
Balance as at December 31, 2017	$208,780,473	$532,598	$209,313,071

	Professional Services Agreements	Patents	Total

Accumulated depreciation

Balance as at January 1, 2016	$7,175,823	$466,200	$7,642,023

Amortization expense	14,823,948	34,464	14,858,412

Balance as at December 31, 2016	21,999,771	500,664	22,500,435

Amortization expense	23,723,277	(3,247)	23,720,030

Balance as at December 31, 2017	$45,723,048	$497,417	$46,220,465

	Professional Services Agreements	Patents	Total

Net book value

December 31, 2017	$163,057,425	$35,181	$163,092,606

December 31, 2016	$133,635,377	$31,934	$133,667,311

Summary of Aggregate Carrying Amounts of Intangible Assets

The aggregate carrying amounts of intangible assets allocated to each entity, prior to impairment charges, are as follows:

	2017	2016

GAA	$49,013,454	$54,510,290
Community	14,510,783	18,706,671
	$63,524,237	$73,216,961

Summary of Key Assumptions Used in Performing the Impairment Tests

The key assumptions used in performing the impairment tests in 2017 were:

Cash generating unit	Valuation method	Discount rate	Perpetual growth rate
GAA	Value in use	18.0%	1.4%
Community	Value in use	20.50%	1.3%